Share option scheme and Restricted Stock Units (Tables)	12 Months Ended
Jan. 31, 2018
Disclosure of share-based payment arrangements [Abstract]
Disclosure of number and weighted average remaining contractual life of outstanding share options
At January 31, 2018, the outstanding Restricted Stock Units (‘RSUs’) in the form of nominal-cost options, which have been granted to Non-Executive Directors, are shown below:

Date of grant	Exercise price (£)	Number of shares	Date from which exercisable	Expiry date
July 18, 2017	0.01	136,991	July 18, 2018	December 31, 2018
October 24, 2017	0.01	138,886	October 24, 2018	December 31, 2018
		275,877
At January 31, 2018, the outstanding share options, which include the share options granted to Directors, are shown below:

Date of grant	Exercise price (£)	Number of shares	Date from which exercisable	Expiry date
Approved EMI scheme
April 7, 2011	0.65	5,873	April 8, 2014	April 7, 2021
May 10, 2012	0.60	150,046	May 10, 2014	May 10, 2022
December 24, 2012	0.85	21,500	December 24, 2015	December 24, 2022
January 31, 2013	0.20	72,973	July 31, 2013	January 31, 2023
July 15, 2014	1.26	249,621	July 15, 2016	July 15, 2024
January 21, 2015	1.23	25,000	January 21, 2017	January 21, 2025
June 23, 2016	1.05	560,343	June 23, 2017	June 23, 2026
		1,085,356
23. Share option scheme and Restricted Stock Units (continued)

Date of grant	Exercise price (£)	Number of shares	Date from which exercisable	Expiry date
Unapproved scheme
April 7, 2011	0.65	13,981	April 8, 2014	April 8, 2021
December 18, 2013	0.20	76,364	June 19, 2013	June 19, 2023
June 23, 2014	1.48	400,000	June 23, 2015	June 23, 2024
July 15, 2014	1.26	847,500	July 15, 2016	July 15, 2024
July 15, 2014	0.80	100,000	May 30, 2015	May 30, 2023
January 21, 2015	1.23	75,000	January 21, 2017	January 21, 2025
June 16, 2015	1.43	2,252,333	June 16, 2017	June 16, 2025
October 15, 2015	1.31	50,000	October 15, 2017	October 15, 2025
June 23, 2016	0.01	110,576	July 21, 2016	June 23, 2026
June 23, 2016	1.05	250,000	June 23, 2019	June 23, 2026
June 23, 2016	1.05	363,092	June 23, 2017	June 23, 2026
April 11, 2017	1.85	150,436	April 11, 2018	April 11, 2027
April 11, 2017	1.85	324,324	April 11, 2020	April 11, 2027
April 11, 2017	1.85	762,764	June 23, 2019	April 11, 2027
June 27, 2017	1.80	34,711	June 27, 2017	June 27, 2027
July 18, 2017	1.83	533,629	June 18, 2018	June 18, 2027
July 18, 2017	1.83	367,924	July 18, 2020	July 18, 2027
October 24, 2017	1.80	481,975	October 24, 2018	October 24, 2027
October 24, 2017	1.80	297,271	October 24, 2020	October 24, 2027
		7,491,880
		8,577,236

Additional information about share-based payment arrangements
The movement in the number of share options is set out below:

	Weighted average exercise price £	Year ended January 31, 2018	Weighted average exercise price £	Year ended January 31, 2017
Outstanding at February 1,	1.17	7,383,401	1.29	7,006,306
Granted during the year	1.83	2,972,903	0.98	1,667,576
Lapsed during the year	0.99	(1,430,532)	1.90	(916,700)
Exercised during the year	1.13	(348,536)	0.76	(373,781)
Number of outstanding options at January 31,	1.43	8,577,236	1.17	7,383,401
The movement in the number of RSUs is set out below:

	Weighted average exercise price £	Year ended January 31, 2018	Weighted average exercise price £	Year ended January 31, 2017
Outstanding at February 1,	—	—	—	—
Granted during the year	0.01	275,877	—	—
Number of outstanding RSUs at January 31,	0.01	275,877	—	—

Disclosure of number and weighted average exercise prices of share options
The fair value per share option award granted and the assumptions used in the calculations are as follows:

Date of grant	Type of award	Number of shares	Exercise price (£)	Share price at grant date (£)	Fair value per option (£)	Award life (years)	Risk free rate
April 07, 2011	EMI	5,873	0.65	0.65	0.47	5.00	2.70%
April 07, 2011	Unapproved	13,981	0.65	0.65	0.47	5.00	2.70%
May 10, 2012	EMI	150,046	0.60	0.52	0.24	5.00	1.00%
December 24, 2012	EMI	21,500	0.85	0.85	0.59	5.00	0.90%
January 31, 2013	EMI	72,973	0.20	0.94	0.74	5.00	1.00%
December 18, 2013	Unapproved	76,364	0.20	1.85	1.65	5.00	1.00%
June 23, 2014	Unapproved	400,000	1.48	1.50	0.92	3.80	1.30%
July 15, 2014	EMI	249,621	1.26	1.26	0.65	3.00	1.30%
July 15, 2014	Unapproved	847,500	1.26	1.26	0.65	3.00	1.30%
July 15, 2014	Unapproved	100,000	0.80	0.81	0.65	1.90	0.50%
January 21, 2015	EMI	25,000	1.23	1.22	0.64	3.00	0.60%
January 21, 2015	Unapproved	75,000	1.23	1.22	0.64	3.00	0.60%
June 15, 2015	Unapproved	2,252,333	1.43	1.44	0.65	3.00	0.91%
October 15, 2015	Unapproved	50,000	1.31	1.36	0.57	3.00	0.70%
June 23, 2016	EMI	560,343	1.05	1.05	0.25	3.00	0.30%
June 23, 2016	Unapproved	110,576	0.01	1.05	1.04	0.50	0.30%
June 23, 2016	Unapproved	250,000	1.05	1.05	0.24	3.00	0.30%
June 23, 2016	Unapproved	363,092	1.05	1.05	0.25	3.00	0.30%
April 11, 2017	Unapproved	150,436	1.85	1.85	0.68	3.00	0.07%
April 11, 2017	Unapproved	324,324	1.85	1.85	0.72	3.00	0.13%
April 11, 2017	Unapproved	762,764	1.85	1.85	0.76	2.20	0.07%
June 27, 2017	Unapproved	34,711	1.80	1.78	0.64	3.00	0.23%
July 18, 2017	Unapproved	533,629	1.83	1.83	0.66	3.00	0.26%
July 18, 2017	Unapproved	367,924	1.83	1.83	0.74	3.00	0.31%
October 24, 2017	Unapproved	481,975	1.80	1.70	0.57	3.00	0.46%
October 24, 2017	Unapproved	297,271	1.80	1.70	0.66	3.00	0.55%
		8,577,236
The fair value per RSU's award granted and the assumptions used in the calculations are as follows:

Date of grant	Number of shares	Exercise price (£)	Share price at grant date (£)	Fair value per option (£)	Award life (years)	Risk free rate
July 18, 2017	136,991	0.01	1.83	1.82	1.00	0.24%
October 24, 2017	138,886	0.01	1.70	1.69	1.00	0.40%
	275,877